UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [  ] ; Amendment Number:  ____
This Amendment (Check only one):  [  ]  is a restatement
                                  [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     USAA Capital Corporation
Address:  9800 Fredericksburg Road
          San Antonio, TX  78288

Form 13F File Number:  28-5802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, reconsidered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sherron Kirk
Title:  Vice President - Senior Financial Officer
Phone:  (210) 498-7804

Signature, Place and Date of Signing:

/s/Sherron Kirk         San Antonio, TX           May 14, 1999
---------------         ----------------          ------------
[Signature]              [City, State]               [Date]

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported on this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Others Managers Reporting for this Manager:

     Form 13F File Number               Name
     28-5810                            United Services Automobile Association